Document and Entity Information	May 16, 2022
Cover [Abstract]
Security Exchange Name	CBOE
Amendment Flag	false
Entity Central Index Key	0001563568
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	ENVIROTECH VEHICLES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38078
Entity Tax Identification Number	46-0774222
Entity Address, Address Line One	1425 Ohlendorf Road
Entity Address, City or Town	Osceola
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72370
City Area Code	(951)
Local Phone Number	407-9860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00001 par value
Trading Symbol	EVTV
Entity Emerging Growth Company	true
Entity Ex Transition Period	true